UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the quarter ended:     December 31, 1999

Check here if Amendment [  ];  Amendment Number :
This amendment  (check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place
         Dublin 2
         Ireland

13F File Number:  Not Known

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Keith Walsh
Title:    Head of Compliance
Phone:    011-353-1-6616433

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dublin and Country of Ireland on the 25th day of January 2000.

Bank of Ireland Asset Management
(Name of Institutional Manager)

Keith Walsh
(Signature of Person Duly Authorised to Submit This Report)

Report Type:  13F Holdings Report

List of Other Managers Reporting for this Manager:

                        FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   $3,829,438k

List of Other Included Managers:

                                                    FORM 13F INFORMATION TABLE

                                                      Fair        SHARES/      Investment                  --Voting Authority--
Name of Issuer            Title of Class  CUSIP No.   Mkt.Value   Prn Amount   Discretion    Managers     Sole      Shared   None
--------------            --------------  ---------   ---------   ----------   ----------    --------     ----      ------   ----

Dover Corp                Com              260003108  192,614     4,244,948    Sole                      4,244,948
Coca Cola Co              Com              191216100      339         5,804    Sole                          5,804
Philip Morris Cos Inc     Com              718154107  341,713    14,717,115    Sole                     14,717,115
Bank One Corp             Com              06423A103  100,594     3,137,446    Sole                      3,137,446
Sysco Corp                Com              871829107  340,113     8,596,848    Sole                      8,596,848
Johnson & Johnson         Com              478160104  282,879     3,037,623    Sole                      3,037,623
Wal Mart Stores Inc       Com              931142103      871        12,600    Sole                         12,600
Tyco Intl Ltd New         Com              902124106   55,429     1,425,816    Sole                      1,425,816
Chase Manhattan Corp New  Com              16161A108  390,531     5,022,910    Sole                      5,022,910
Cbrl Group Inc            Com              12489V106   20,391     2,101,512    Sole                      2,101,512
Donnelley R&R & Sons Co   Com              257867101   90,512     3,643,239    Sole                      3,643,239
Federal Natl Mtg Assn     Com              313586109  213,593     3,419,203    Sole                      3,419,203
Gannett Inc               Com              364730101  421,821     5,171,750    Sole                      5,171,750
Citigroup Inc             Com              172967101  101,910     1,834,143    Sole                      1,834,143
Home Depot Inc            Com              437076102  264,256     3,852,487    Sole                      3,852,487
Sherwin Williams Co       Com              824348106   35,534     1,694,620    Sole                      1,694,620
Time Warner Inc           Com              887315109  147,956     2,042,535    Sole                      2,042,535
Becton Dickinson & Co     Com              075887109   40,125     1,500,000    Sole                      1,500,000
Leggett & Platt Inc       Com              524660107   55,659     2,600,128    Sole                      2,600,128
Wells Fargo & Co New      Com              949746101   87,274     2,156,567    Sole                      2,156,567
Korea Telecom Corp        Sponsored ADR    50063P103  202,133     2,706,380    Sole                      2,706,380
ICON Pub Ltd Co           Sponsored ADR    45103T107    2,575       150,080    Sole                        150,080
Iona Technologies plc     Sponsored ADR    46206P109   42,691       787,834    Sole                        787,834
Fastenal Co               Com              311900104   33,637       748,020    Sole                        748,020
Engelhard Corp            Com              292845104   38,837     2,060,977    Sole                      2,060,977
Southdown Inc             Com              841297104   38,599       747,228    Sole                        747,228
Teleflex Inc              Com              879369106   21,644       691,234    Sole                        691,234
Trintech Group            ADR              896682101    6,321       119,000    Sole                        119,000
Pohang Iron & Stl Ltd     Sponsored ADR    730450103  118,397     3,385,792    Sole                      3,385,792
Gillette Co		  Com 		   375766102   46,136	  1,120,150    Sole                      1,120,150
Johnson Ctls Inc          Com              478366107   17,072       300,000    Sole                        300,000
Masco Corp                Com              574599106   76,102     2,995,402    Sole                      2,995,402
Bristol Myers Squibb Co   Com              110122108      299         4,660    Sole                          4,660
General Elec Co           Com              369604103      881         5,693    Sole                          5,693